Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Premiums and Accounts Receivable
Insurance premiums receivable	$ 1,459	$ 1,508
Other receivables	220	200
Total	$ 1,679	$ 1,708